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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         McCarthy Group Advisors, L.L.C.
                 ----------------------------------
   Address:      1125 South 103rd Street, Suite 450
                 ----------------------------------
                 Omaha, Nebraska
                 ----------------------------------
                 68124
                 ----------------------------------

Form 13F File Number: 28- 10977
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrea McMahon
         -------------------------------
Title:   Treasurer
         -------------------------------
Phone:   (402) 393-1497
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Andrea McMahon              Omaha, Nebraska       2/11/05
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      -0-
                                        --------------------

Form 13F Information Table Entry Total: 80
                                        --------------------

Form 13F Information Table Value Total: $223,183
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                      FORM 13F INFORMATION TABLE

------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Allmerica Financial Corp  COM              019754100     2229     67890 SH           Defined                  65750            2140
Alltel Corp               COM              020039103     2685     45693 SH           Defined                  41425            4268
American Express Co       COM              025816109      245      4350 SH           Defined                                   4350
Apria Healthcare Group
 Inc.                     COM              037933108     2235     67830 SH           Defined                  67330             500
Applied Materials Inc     COM              038222105     1842    107700 SH           Defined                 107700
Bandag, Inc.              COM              059815100     1491     29930 SH           Defined                  29930
Berkshire Hathaway Inc
 Cl B                     COM              084670207     5126      1746 SH           Defined                   1627             119
H & R Block Inc           COM              093671105      307      6265 SH           Defined                   6265
Caremark Rx Inc           COM              141705103     4952    125600 SH           Defined                 116201            9399
Carnival Cruise
Lines - Cl A              COM              143658300      234      4057 SH           Defined                   2727            1330
Carriage Services Inc     COM              143905107     2093    423700 SH           Defined                 423700
Cendant Corp              COM              151313103     3567    152574 SH           Defined                 146202            6372
Century Telephone
 Enterprise I             COM              156700106     2646     74590 SH           Defined                  70780            3810
Closure Med Corp          COM              189093107     1517     77801 SH           Defined                  77801
Conmed Corp               COM              207410101     2566     90288 SH           Defined                  87996            2292
Convergys Corp            COM              212485106     3472    231615 SH           Defined                 224857            6758
Emmis Communications
 Corp Cl A                COM              291525103     2220    115710 SH           Defined                 111585            4125
Emulex Corp               COM              292475209     3496    207585 SH           Defined                 204125            3460
Fair Isaac & Co Inc Com   COM              303250104     3966    108115 SH           Defined                 104935            3180
Freddie Mac               COM              313400301     1931     26202 SH           Defined                  25009            1193
First Data Corp           COM              319963104     5055    118836 SH           Defined                 109139            9697
First Health Group Cp Com COM              320960107     2252    120375 SH           Defined                 115150            5225
Fisher Scientific Intl    COM              338032204     4586     73523 SH           Defined                  69014            4509
Hilb, Rogal & Hobbs, Inc. COM              431294107     3607     99520 SH           Defined                  93980            5540
Horace Mann Educators     COM              440327104     1945    101943 SH           Defined                 100391            1552
Intuit, Inc.              COM              461202103     1692     38439 SH           Defined                  35885            2554
iShares Lehman Aggregate
 Bond                     COM              464287226      694      6777 SH           Defined                   6053             724
iShares Goldman Sachs
 InvesTop                 COM              464287242      303      2715 SH           Defined                   2020             695
iShares Lehman 1-3 Year
 Treasu                   COM              464287457      577      7085 SH           Defined                   3085            4000
iShares MSCI EAFE Index
 Fund                     COM              464287465     4968     31000 SH           Defined                  31000
Ishares S & P Small
 Cap 600                  COM              464287804     1595      9800 SH           Defined                   9800
Jackson Hewitt Tax
 Service                  COM              468202106     1639     64900 SH           Defined                  64900
Johnson & Johnson         COM              478160104     6092     96061 SH           Defined                  88811            7250
Kaydon Corp.              COM              486587108     2695     81630 SH           Defined                  81130             500
La-Z-Boy, Inc.            COM              505336107     1852    120490 SH           Defined                 116435            4055
Liberty Media Corp Cl A   COM              530718105     6120    557332 SH           Defined                 520968           36364
Liberty Media
 International In         COM              530719103     1262     27306 SH           Defined                  25177            2129
Merck & Co                COM              589331107     2209     68719 SH           Defined                  67005            1714
Mohawk Industries Inc.    COM              608190104     3218     35261 SH           Defined                  33706            1555
NCO Group Inc             COM              628858102     2178     84255 SH           Defined                  81431            2824
Newell Rubbermaid Inc     COM              651229106     2071     85605 SH           Defined                  82055            3550
Newfield Exploration Cos  COM              651290108      797     13496 SH           Defined                  12800             696
Novastar Financial, Inc.  COM              669947400      223      4500 SH           Defined                   4500
Novell Inc                COM              670006105     1365    202292 SH           Defined                 197378            4914
Omnicare Inc              COM              681904108     4213    121693 SH           Defined                 115728            5965
Pfizer Inc                COM              717081103     1004     37335 SH           Defined                  36010            1325
Redwood Trust, Inc.       COM              758075402     1726     27805 SH           Defined                  26000            1805
Republic Services Inc     COM              760759100     5945    177263 SH           Defined                 168017            9246
Schering Plough Corp      COM              806605101     5644    270330 SH           Defined                 248230           22100
Scotts Co Cl A            COM              810186106     2520     34271 SH           Defined                  33346             925
Shaw Group Inc            COM              820280105     2755    154356 SH           Defined                 148058            6298
Stewart Enterprises Inc
 Cl. A                    COM              860370105     2620    374852 SH           Defined                 363890           10962
Suntrust Banks Inc        COM              867914103      341      4612 SH           Defined                   4612
3Com Corporation          COM              885535104     3361    805936 SH           Defined                 768711           37225
Tidewater Inc.            COM              886423102      979     27500 SH           Defined                  27500

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
Tyco Intl Ltd             COM              902124106     4471    125088 SH           Defined                 114977           10111
U.S. Bancorp              COM              902973304      224      7151 SH           Defined                   4278            2873
Wash Mutual Inc           COM              939322103     5620    132930 SH           Defined                 125591            7339
Waste Connections Inc     COM              941053100     3270     95468 SH           Defined                  92125            3343
AmerisourceBergen Corp    COM              03073e105     3861     65795 SH           Defined                  61182            4613
Benchmark Electronics     COM              08160h101     2689     78870 SH           Defined                  78200             670
Comcast Corporation
 Class A                  COM              20030n101     6608    198551 SH           Defined                 182741           15810
Comverse Technologies CV  CONV             205862AJ4       64     65000 PRN          Defined                                  65000
Concorde Career Colleges
 Inc                      COM              20651H201     1272     62730 SH           Defined                  62730
Devon Energy Corporation  COM              25179M103     3506     90071 SH           Defined                  86121            3950
Eresearch Technology      COM              29481v108     1232     77733 SH           Defined                  77733
FEI Company               CONV             30241LAB5      152    150000 PRN          Defined                  60000           90000
Firstservice Corp         COM              33761n109     2152    131648 SH           Defined                 131648
ITT Educational
 Services, Inc.           COM              45068b109     3761     79099 SH           Defined                  76359            2740
Intrado, Inc.             COM              46117a100      885     73129 SH           Defined                  70397            2732
Jones Lang LaSalle Inc.   COM              48020q107     1014     27107 SH           Defined                  24222            2885
Laboratory Corporation
 Of Amer                  COM              50540r409     3635     72965 SH           Defined                  68923            4042
Netiq Corp                COM              64115p102     2965    242850 SH           Defined                 234327            8523
Odyssey Healthcare Inc    COM              67611v101     1497    109464 SH           Defined                 109464
Par Pharmaceutical Co     COM              69888p106     1296     31325 SH           Defined                  31325
Standard & Poor's 500
 Deposito                 COM              78462f103    21243    175753 SH           Defined                 175753
Sensient Technologies
 Corp                     COM              81725t100     2598    108300 SH           Defined                 107400             900
WCA Waste Corp.           COM              92926k103     2322    222200 SH           Defined                 222200
Waste Management          COM              94106l109     4672    156051 SH           Defined                 146905            9146
Fresh Del Monte Produce
 Inc.                     COM              G36738105     3251    109803 SH           Defined                 105821            3982
REPORT SUMMARY                     80 DATA RECORDS     223183           0            OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED